Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 270,060.0	$ 3,692.4	₨ 250,000.0
Securities sold under repurchase agreements, amount outstanding	₨ 356,059.2	$ 4,868.2	₨ 507,982.0
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days
Securities sold under repurchase agreements, maturity (days)	14 days